Exhibit 99.1

Monthly Noteholder's Statement

Synchrony Card Issuance Trust

SynchronySeries

Pursuant to the Amended and Restated Master Indenture, dated as of May 1, 2018 (as amended and supplemented, the “Indenture”) between Synchrony Card Issuance Trust (the “Issuer”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the SynchronySeries Indenture Supplement (the “Indenture Supplement”), dated as of September 26, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause Synchrony Bank (the “Servicer”), to prepare certain information each month regarding current distributions to the SynchronySeries Noteholders and the performance of the Issuer during the previous month. The information is required to be prepared with respect to the Payment Date as set forth below, and with respect to the performance of the Issuer during the Monthly Period ended as set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables purchased by the Issuer until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Monthly Period Beginning:	11/01/2018
Monthly Period Ending:	11/30/2018
Payment Date:	12/17/2018
Loss Cycles in Period:	27

I. Trust Receivables Information (Monthly Period)

a.	BOP Number of Accounts*	4,670,194
b.	EOP Number of Accounts*	4,688,329

c.	BOP Aggregate Principal Receivables	5,386,121,042.15
d.	BOP Finance Charge Receivables	199,480,990.30
e.	BOP Discount Option Receivables	0.00
f.	BOP Total Receivables	5,585,602,032.45

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Finance Charge Receivables from Additional Accounts	0.00
i.	Increase in Discount Option Receivables	0.00

j.	Decrease in Principal Receivables due to Account Removal	0.00
k.	Decrease in Finance Charge Receivables due to Account Removal	0.00

l.	EOP Aggregate Principal Receivables	5,477,354,403.65
m.	EOP Finance Charge Receivables	203,583,919.39
n.	EOP Discount Option Receivables	0.00
o.	EOP Total Receivables	5,680,938,323.04

p.	BOP Excess Funding Account Balance	0.00
q.	EOP Excess Funding Account Balance	0.00
r.	EOP Minimum Pool Balance	3,130,231,578.80

s.	EOP Minimum Free Equity Amount	273,867,720.18
t.	EOP Free Equity Amount	2,347,122,824.85

*	The amounts set forth for each of BOP Number of Accounts and EOP Number of Accounts include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

II. Investor Information (Sum of all Series)*

a.	Note Principal Balance
	i.	Beginning of Interest Period	2,515,000,000.00
	ii.	Increase in note principal Balance due to New Issuance / Additional Draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and notes Retired	0.00
	iv.	As of Payment Date	2,515,000,000.00

b.	Subordinated Transferor Amount
	i.	Beginning of Interest Period	615,231,578.80
	ii.	As of Payment Date	622,578,037.81

c.	Principal Funding Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	As of Payment Date	0.00

d.	Collateral Amount
	i.	Beginning of Interest Period	3,130,231,578.80
	ii.	As of Payment Date	3,137,578,037.81

*	Throughout this Section II, Beginning of Interest Period Amounts include any issuances that occurred during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to the report.

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)

	i.	Current	25.8823%
	ii.	Three-Month Average	25.4698%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)

	i.	Current	20.2973%
	ii.	Three-Month Average	20.3380%

c.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)

	i.	Current	3.5551%
	ii.	Prior Monthly Period	3.4177%
	iii.	Two Months Prior Monthly Period	2.7287%
	iv.	Three Months Prior Monthly Period	2.7824%
	v.	Three-Month Average	3.2339%

d.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)

	i.	Current	3.0389%
	ii.	Prior Monthly Period	2.9300%
	iii.	Two Months Prior Monthly Period	2.3559%
	iv.	Three Months Prior Monthly Period	2.4158%
	v.	Three-Month Average	2.7749%

e.	Default Amount for Defaulted Accounts		15,956,864.66

f.	Recovery Amount		2,317,088.76

g.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		13,639,775.90

h.	Number of Accounts Charged Off		5,765

i.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		2,365.96

j.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.

	i.	1-29 Days Delinquent	72,165	1.5392%	149,587,902.82	2.6332%
	ii.	30-59 Days Delinquent	16,945	0.3614%	48,265,903.65	0.8496%
	iii.	60-89 Days Delinquent	12,288	0.2621%	38,777,160.37	0.6826%
	iv.	90-119 Days Delinquent	9,962	0.2125%	33,008,564.24	0.5810%
	v.	120-149 Days Delinquent	8,728	0.1862%	28,762,779.38	0.5063%
	vi.	150-179 Days Delinquent	4,913	0.1048%	17,087,481.77	0.3008%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	125,001	2.6662%	315,489,792.23	5.5535%

IV. Series Performance Data

	November	October	September
	Monthly Period	Monthly Period	Monthly Period
(a) Portfolio Yield	22.33%	21.97%	17.89%
(b) Base Rate	4.54%	4.54%	11.66%
(a)- (b) = Excess Spread Percentage	17.79%	17.43%	6.23%
Three Month Average Excess Spread Percentage	13.81%	N/A	N/A

V. Collections and Allocations		Trust	Series

a.	Finance Charge Collections (excluding f.)	116,170,839.39	29,146,694.40
b.	Servicing Fee Retained	8,976,868.50	2,252,252.40
c.	Principal Collections	1,093,235,210.49	274,287,357.47
d.	Default Amount	15,956,864.66	4,003,499.15
e.	Net Swap Receipts		0.00
f.	Investment Earnings Treated as Finance Charge Collections		0.00

VI. Allocation Percentages

a.	Allocation Percentage Denominators

	i.	Aggregate Principal Receivables Balance as of EOP Prior Monthly Period	5,386,121,042.15
	ii.	Number of Days at Balance	30

b.	SynchronySeries Allocation Percentages

	i.	SynchronySeries Floating Allocation Percentage (daily average)	25.0895%
	ii.	SynchronySeries Principal Allocation Percentage (daily average)	25.0895%

VII. Shared Excess Available Finance Charge Collections

a.	Finance Charge Shortfall for SynchronySeries		0.00

b.	Finance Charge Shortfall for all Series		0.00

c.	Shared Excess Available Finance Charges Collections Allocated to SynchronySeries		0.00

VIII. Information Regarding the Current Distribution to Noteholders

The amount of distribution to Noteholders on the related Payment Date per $1,000 Initial Dollar Principal Amount

	LIBOR		Interest	Interest	Principal	Total
Tranche	Determination Date	LIBOR Rate	Rate	Distribution	Distribution	Distribution

Class A (2018-1)			3.3800%	2.82	0.00	2.82

Class B (2018-1)			3.3000%	2.75	0.00	2.75

Class C (2018-1)			3.4900%	2.91	0.00	2.91

Class D (2018-1)			3.9200%	3.27	0.00	3.27

IX. Outstanding Dollar Principal Amount of SynchronySeries Notes as of the Payment Date

			Adjusted	Principal distribution
	Initial Dollar Principal	Outstanding Dollar	Outstanding Dollar	on the
Tranche	Amount	Principal Amount	Principal Amount	Payment Date

Class A (2018-1)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00
Total Class A	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00

Class B (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class B	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class C (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class C	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class D (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class D	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total	1,015,000,000.00	1,015,000,000.00	1,015,000,000.00	0.00

X. Nominal Liquidation Amount of SynchronySeries Notes

		Increases from
		amounts	Reimbursements		Reductions due
		withdrawn from the	of prior Nominal		to reallocations		Reductions due
		Note Retirement	Liquidation	Increase	of Available	Reductions due	to amounts
	Nominal	Subaccounts	Amount Deficits	due to additional	Principal	to amounts	deposited in	Nominal
	Liquidation Amount	in respect of	from Available	notes issued	Collections and	deposited to the	applicable Note	Liquidation Amount
	as of Beginning of	Prefunding Excess	Finance Charge	during Monthly	Investor	Principal Funding	Retirement	as of end of
Tranche	Interest Period*	Amounts	Collections	Period	Charge-Offs	Subaccounts	Subaccount	Interest Period*

Class A (2018-1)	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00
Total Class A	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00

Class B (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class B	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class C (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class C	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class D (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class D	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total	1,015,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,015,000,000.00

*	Beginning of Interest Period amounts include any issuances that occurred during the Monthly Period related to this report. As of end of Interest Period amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XI. SynchronySeries Required and Subordinated Amounts*

Beginning of Interest Period

			Nominal Liquidation	Nominal Liquidation	Nominal Liquidation
	Required	Total Subordinated	Amount of Class B	Amount of Class C	Amount of Class D	Subordinated
Tranche	Subordinated Amount	Amount	Notes	Notes	Notes	Transferor Amount

Class A (2018-1)	351,351,352.00
Total Class A	351,351,352.00	351,351,352.00	5,000,000.00	5,000,000.00	5,000,000.00	336,351,352.00

Class B (2018-1)	251,250,000.00
Total Class B	251,250,000.00	346,351,352.00		5,000,000.00	5,000,000.00	336,351,352.00

Class C (2018-1)	164,418,605.00
Total Class C	164,418,605.00	341,351,352.00			5,000,000.00	336,351,352.00

Class D (2018-1)	53,421,053.00
Total Class D	53,421,053.00	336,351,352.00				336,351,352.00

As of Payment Date

			Nominal Liquidation	Nominal Liquidation	Nominal Liquidation
	Required	Total Subordinated	Amount of Class B	Amount of Class C	Amount of Class D	Subordinated
Tranche	Subordinated Amount	Amount	Notes	Notes	Notes	Transferor Amount

Class A (2018-1)	351,351,352.00
Total Class A	351,351,352.00	351,351,352.00	5,000,000.00	5,000,000.00	5,000,000.00	336,351,352.00

Class B (2018-1)	251,250,000.00
Total Class B	251,250,000.00	346,351,352.00		5,000,000.00	5,000,000.00	336,351,352.00

Class C (2018-1)	164,418,605.00
Total Class C	164,418,605.00	341,351,352.00			5,000,000.00	336,351,352.00

Class D (2018-1)	53,421,053.00
Total Class D	53,421,053.00	336,351,352.00				336,351,352.00

*	Throughout this Section XI, Beginning of Interest Period Amounts include any issuances that occured during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XII. Interest Funding Account Sub-Accounts

Tranche	Beginning Interest Funding Subaccount Balance	Targeted deposit to the Interest Funding Subaccount for the current period	Previous shortfalls of targeted deposits to the Interest Funding Subaccount	Actual deposit to Interest Funding Subaccount	Amount withdrawn from the Interest Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Interest Funding Subaccount Balance

Class A (2018-1)	0.00	2,816,666.67	0.00	2,816,666.67	2,816,666.67	0.00	0.00
Total Class A	0.00	2,816,666.67	0.00	2,816,666.67	2,816,666.67	0.00	0.00

Class B (2018-1)	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00
Total Class B	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00

Class C (2018-1)	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00
Total Class C	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00

Class D (2018-1)	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00
Total Class D	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00
Total	0.00	2,861,291.67	0.00	2,861,291.67	2,861,291.67	0.00	0.00

XIII. Principal Funding Account Sub-Accounts

Tranche	Beginning Principal Funding Subaccount Balance	Targeted deposit to the Principal Funding Subaccount for the current period	Previous shortfall of targeted deposit to the Principal Funding Subaccount	Actual deposit to Principal Funding Subaccount on the Transfer date	Amount withdrawn from Principal Funding Subaccount for payments to Noteholders	Other Withdrawals	Ending Principal Funding Subaccount Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XIV. Class D Reserve Sub-Accounts

		Targeted		Class D	Amount
		deposit to the		Reserve	withdrawn with
		Class D	Actual	Subaccount	respect of payment
	Beginning	Reserve	deposit to	earnings	of interest or	Withdrawal	Ending
	Class D Reserve	Subaccount for the	Class D Reserve	for the current	principal to	of Excess	Class D Reserve
Tranche	Subaccount Balance	current period	Subaccount	period	Noteholders	Amounts	Subaccount

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XV. Accumulation Reserve Sub-Accounts

				Accumulation
	Beginning	Targeted deposit to	Actual	Reserve	Amount withdrawn		Ending
	Accumulation	the Accumulation	deposit to	Subaccount	with respect of		Accumulation
	Reserve	Reserve	Accumulation	earnings	payment of	Withdrawal	Reserve
	Subaccount	Subaccount for the	Reserve	for the current	principal to	of Excess	Subaccount
Tranche	Balance	current period	Subaccount	period	Noteholders	Amounts	Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XVI. Series Early Amortization Events

a.	Average Excess Spread Percentage for three consecutive Monthly Periods is less than required Excess Spread Percentage	No

b.	The Outstanding Dollar Principal Amount is outstanding beyond the Scheduled Principal Payment Date	No

c.	Has an early amortization event occurred?	No

XVII. Risk Retention

a.	U.S. Risk Retention

	i.	Required Risk Retention Transferor Amount (as of EOP)	125,750,000.00
	ii.	Risk Retention Transferor Amount (as of EOP)	2,962,354,403.65

b.	E.U. Risk Retention

At the date of this statement, Synchrony Bank, as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest as provided in option (b) of Article 405(1) of the CRR and the corresponding provisions of the AIFM Regulation and the Solvency II Regulation (collectively with the CRR, the “EU Risk Retention Regulations”), which such interest is not hedged or otherwise mitigated except to the extent permitted by the EU Risk Retention Regulations.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 13th day of December 2018.

Synchrony Bank, as Servicer

By:	/s/ Brian Doubles

Name:	Brian Doubles

Title:	Chief Financial Officer

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